Share capital warrants and subscription receipts - Summary of Calculation of Weighted Average Number of Common Shares (Detail) - shares	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Earnings per share [line items]
Issued common shares as at December 1	24,201,582	23,780,417	19,253,360
Effect of share issue	2,053,928	1,286,695	817,766
Weighted average number of common shares, basic and diluted	26,332,429	23,813,344	23,087,557
ATM program [Member]
Earnings per share [line items]
Effect of share issue	0	29,589	0
Share options [member]
Earnings per share [line items]
Effect of share options exercised	0	3,338	93,562
public issue common shares [member]
Earnings per share [line items]
Effect of issue common shares	1,843,517	0	3,704,071
Brokers warrants [member]
Earnings per share [line items]
Effect of broker warrants exercised	0	0	36,564
Subscription Receipts Issue [Member]
Earnings per share [line items]
Effect of subscription receipts issue	287,223	0	0
Convertible Unsecured Senior Notes [member]
Earnings per share [line items]
Impact on conversion of convertible unsecured senior notes	107	0	0